UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-03741)

Exact name of registrant as specified in charter:	Putnam New York Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2010

Date of reporting period: August 31, 2010

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund

The fund's portfolio
8/31/10 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FRN -- Floating Rate Notes
G.O. Bonds -- General Obligation Bonds
NATL -- National Public Finance Guarantee Corp.
SGI -- Syncora Guarantee, Inc.
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.1%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.5%)
Territory of GU, Dept. of Ed. Certificates
of Participation (John F. Kennedy High School), Ser. A,
6 7/8s, 12/1/40	B	$500,000	$511,545
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A,
5 1/2s, 10/1/40	BBB	1,300,000	1,332,279
Territory of Guam Rev. Bonds (Section 30), Ser. A,
Guam Govt., 5 5/8s, 12/1/29	BBB-	3,850,000	4,150,146
			5,993,970

New York (88.5%)
Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Albany Med. Ctr.), 6s, 5/1/29	BBB+/P	1,460,000	1,402,899
(Charitable Leadership), Ser. A , 6s, 7/1/19	Caa1	3,000,000	2,677,230
(Albany College of Pharmacy), Ser. A, 5 5/8s, 12/1/34	BBB-	700,000	706,104
(St. Peters Hosp.), Ser. E, 5 1/2s, 11/15/27	BBB+	1,000,000	1,024,980
(St. Peter's Hosp.), Ser. D, 5 3/8s, 11/15/32	BBB+	4,205,000	4,225,815
(Albany College of Pharmacy), Ser. A, 5 3/8s, 12/1/24	BBB+/F	1,300,000	1,319,825
(St. Peters Hosp.), Ser. A, 5 1/4s, 11/15/32	BBB+	2,100,000	2,088,933
(St. Peters Hosp.), Ser. E, 5 1/4s, 11/15/32	BBB+	1,000,000	994,730
(St. Peters Hosp.), Ser. A, 5 1/4s, 11/15/27	BBB+	3,000,000	3,030,210
(Albany Law School), Ser. A, 5s, 7/1/31	BBB	3,000,000	3,065,910
Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays
Ctr.), 6 3/8s, 7/15/43	Baa3	2,000,000	2,147,460
Broome Cnty., Indl. Dev. Agcy. Continuing Care
Retirement Rev. Bonds (GoodShepherd Village), Ser. A,
6 7/8s, 7/1/40	B/P	715,000	619,011
Canton, Cap. Resource Corp., Student Hsg. Fac. Rev.
Bonds (Grasse River - SUNY Canton), Ser. A, AGM, 5s,
5/1/40	AAA	1,000,000	1,029,280
Chautauqua Cnty., Indl. Dev. Agcy. Rev. Bonds (Dunkirk
Pwr.), 5 7/8s, 4/1/42	BB+	4,000,000	4,220,040
Chemung Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Arnot Ogden Med. Ctr.)
5s, 11/1/34	A3	1,300,000	1,310,868
Ser. A, 5s, 11/1/29	A3	3,250,000	3,296,248
Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds
(City School Dist. Buffalo), Ser. A, AGM
5 3/4s, 5/1/28	AAA	5,000,000	5,688,800
5 3/4s, 5/1/25	AAA	10,330,000	11,984,866
Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper
Co.), Ser. A, 6.15s, 4/1/21	BBB	1,065,000	1,068,642
Geneva, Indl. Dev. Agcy. Rev. Bonds (Hobart & William
Smith), Ser. A, 5 3/8s, 2/1/33	A	4,500,000	4,584,690
Hempstead Town, Local Dev. Corp. Rev. Bonds
(Molloy College), 5 3/4s, 7/1/39	BBB+	2,500,000	2,708,175
(Adelphi U.), Ser. B, 5 1/4s, 2/1/39	A	1,500,000	1,610,580
(Adelphi U.), Ser. B, 5s, 2/1/34	A	3,000,000	3,185,940
Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A,
AMBAC, 5s, 2/15/47	A2	2,500,000	2,504,025
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/29	B+/P	1,250,000	1,148,738
Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs
Headquarters), 5 1/2s, 10/1/37	A1	4,010,000	4,432,734
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
Ser. A, 6s, 5/1/33	A3	3,500,000	4,055,135
Ser. A, 5 1/8s, 9/1/29	A3	5,000,000	5,092,000
Ser. A, AMBAC, 5s, 9/1/29	A3	7,500,000	7,794,000
AGM, zero %, 6/1/28	AAA	2,510,000	1,280,301
Madison Cnty., Indl. Dev. Agcy. Rev. Bonds (Colgate
U.), Ser. A, 5s, 7/1/23	Aa3	5,090,000	5,372,342
Metro. Trans. Auth. Rev. Bonds, Ser. A
5s, 11/15/37	A2	15,000,000	15,558,600
FGIC, NATL, 5s, 11/15/26	A2	5,000,000	5,433,650
5s, 11/15/22	A2	6,000,000	6,735,360
Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5 1/2s, 11/15/39	AA	9,000,000	9,961,830
Ser. A, AGM, 5 1/4s, 11/15/24	AAA	5,000,000	5,372,550
Ser. B, NATL, 5s, 11/15/25	AA	2,600,000	2,890,524
Ser. B, NATL, 5s, 11/15/24	AA	3,000,000	3,344,220
Metro. Trans. Auth. Svc. Contract Rev. Bonds (Trans.
Fac.), Ser. O

5 3/4s, 7/1/13 (Escrowed to maturity)	AAA	9,105,000	9,775,856
5 1/2s, 7/1/17 (Escrowed to maturity)	AAA	24,345,000	29,991,579
Monroe Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Highland Hosp. Rochester), 5s, 8/1/25	A2	495,000	506,870
Nassau Cnty., G.O. Bonds, Ser. A, FGIC, NATL, 6s,
7/1/13	Aa3	1,000,000	1,146,000
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds
(North Shore Hlth. Syst.), Ser. A, 6 1/4s, 11/1/21	Baa1	410,000	420,808
(North Shore Hlth. Syst.), Ser. B, 5 7/8s, 11/1/11	Baa1	375,000	378,525
(Inst. of Tech.), Ser. A, 4 3/4s, 3/1/26	BBB+	1,710,000	1,875,614
Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds,
Ser. A-2, stepped-coupon 5 1/4s, 6/1/26 (STP)	BBB	6,640,000	6,425,329
Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds
(11/15/11) (Solid Waste Disp.), Ser. A, 5.45s, 11/15/26	Baa2	2,000,000	2,076,780
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. D,
5.55s, 11/15/24	Baa2	3,000,000	3,099,900
Niagara Falls, City School Dist. COP (High School
Fac.), AGM
5s, 6/15/28	AAA	1,490,000	1,552,222
5s, 6/15/23	AAA	3,965,000	4,204,922
NY City, G.O. Bonds
Ser. B, NATL, 6 1/2s, 8/15/11	Aa2	13,675,000	14,465,142
Ser. B, 5 3/4s, 8/1/16	Aa2	1,000,000	1,087,290
Ser. J-1, 5s, 5/15/33	Aa2	10,000,000	10,781,400
Ser. C, AGM, 5s, 1/1/23	AAA	10,000,000	11,199,500
Ser. N, 5s, 8/1/20	Aa2	1,000,000	1,138,140
Ser. M, 5s, 4/1/20	Aa2	6,775,000	7,650,262
Ser. I-1, 5s, 4/1/19	Aa2	1,215,000	1,386,473
NY City, City Muni. Fin. Auth. Rev. Bonds (Wtr. & Swr.
Syst.), Ser. A, 4 3/4s, 6/15/30	AAA	5,815,000	6,203,209
NY City, City Transitional Fin. Auth. Rev. Bonds
(Bldg. Aid Fiscal 2008), Ser. S-1, 5s, 1/15/29	Aa3	5,000,000	5,422,250
Ser. E, 5s, 2/1/28	Aaa	8,885,000	9,481,095
(Bldg. Aid Fiscal 2008), Ser. S-1, 5s, 1/15/25	Aa3	3,000,000	3,339,300
NY City, City Transitional Fin. Auth. VRDN (NYC
Recovery), Ser. 3, 0.20s, 11/1/22	VMIG1	7,995,000	7,995,000
NY City, Cultural Resource Rev. Bonds (Museum
of Modern Art), Ser. 1A, 5s, 4/1/31	Aa2	3,500,000	3,851,015
NY City, Cultural Resource VRDN (Lincoln Ctr.),
Ser. A-1, 0.23s, 12/1/35	VMIG1	5,000,000	5,000,000
NY City, Indl. Dev. Agcy. Rev. Bonds
(Visy Paper, Inc.), 7.95s, 1/1/28	B-/P	2,600,000	2,612,844
(Yankee Stadium - Pilot), AGO, 7s, 3/1/49	AAA	1,000,000	1,181,070
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	BB/P	8,050,000	8,061,270
(Brooklyn Navy Yard Cogen. Partners), 6.2s, 10/1/22	BB	2,000,000	1,834,260
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	BB	2,190,000	1,834,125
(Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/24	Ba1	3,500,000	3,529,960
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	Baa3	3,325,000	3,365,964
(Staten Island U. Hosp.), Ser. B, 6 3/8s, 7/1/31	Baa3	985,000	997,135
(Bronx Pkg. Dev. Co., LLC), 5 3/4s, 10/1/37	B/P	3,000,000	2,383,590
(United Jewish Appeal), Ser. A, 5 1/4s, 7/1/23	Aa1	2,545,000	2,763,946
(St. Francis College), 5s, 10/1/34	A-	1,000,000	1,023,260
(Horace Mann School), NATL, 5s, 7/1/28	A	7,000,000	7,008,120
NY City, Indl. Dev. Agcy. Civic Fac. VRDN (CASA), 0
1/4s, 3/1/20	A-1+	1,155,000	1,155,000
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds
(Airis JFK I LLC), Ser. A, 6s, 7/1/27	BBB-	8,690,000	8,064,146
(Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	BBB-	3,700,000	3,415,063
NY City, Indl. Dev. Agcy. Special Fac. FRN (Terminal
One Group Assn.), 5 1/2s, 1/1/17	A3	4,500,000	4,920,030
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	BB-	2,050,000	1,646,232
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. B, FGIC, U.S. Govt. Coll., 7 1/2s, 6/15/11
(Escrowed to maturity)	AAA	3,490,000	3,688,162
Ser. B, FGIC, U.S. Govt. Coll., 7 1/2s, 6/15/11
(Escrowed to maturity)	Aaa	1,085,000	1,146,606
Ser. EE, 5 1/4s, 6/15/40	AA+	10,000,000	11,057,900
(Second Generation Resolution), Ser. GG-1, 5 1/4s,
6/15/32	AA+	6,000,000	6,715,500
Ser. D, 5s, 6/15/37	AAA	6,000,000	6,327,960
Ser. B, AMBAC, 5s, 6/15/28	AAA	5,000,000	5,394,750
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, FGIC, NATL, 5s, 7/15/31	Aa3	10,500,000	11,163,390
Ser. S-5, 5s, 1/15/30	Aa3	3,375,000	3,667,849
NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco
Settlement), 5 3/4s, 6/1/43	BBB	7,000,000	6,396,390
NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco
Settlement)
6s, 6/1/43	BBB	1,300,000	1,232,322
5 3/4s, 6/1/33	BBB	3,500,000	3,430,070
NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s,
6/1/38	BBB	7,250,000	6,078,835
NY Liberty Dev. Corp. Rev. Bonds (Bank of America
Tower), Ser. CL1, 5 5/8s, 1/15/46	AA	2,000,000	2,127,840
NY State Rev. Bonds (Homeowner Mtge.), Ser. 156, 5.2s,
10/1/28	Aa1	5,500,000	5,807,670
NY State Dorm. Auth. Rev. Bonds
(State U. Edl. Fac.), Ser. A, 7 1/2s, 5/15/13	Aa3	5,875,000	6,841,614
(State U. Edl. Fac.), Ser. A, AGM, 5 7/8s, 5/15/17	AAA	8,950,000	10,820,461
(Brooklyn Law School), 5 3/4s, 7/1/33	Baa1	1,000,000	1,125,850
(Winthrop Nassau U.), 5 3/4s, 7/1/28	Baa1	3,250,000	3,339,993
(Schools PG - Issue 2), Ser. E, AMBAC, 5 3/4s, 7/1/19	A/P	1,340,000	1,352,127
(City U.), Ser. A, 5 3/4s, 7/1/18	Aa3	32,385,000	38,274,860
(City U.), Ser. A, 5 5/8s, 7/1/16	Aa3	15,600,000	18,120,648
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40	Aa3	8,500,000	10,916,040
(North Shore Long Island Jewish Group), Ser. A,
5 1/2s, 5/1/37	A-	11,500,000	12,122,495

(North Shore Long Island Jewish Group), Ser. E,
5 1/2s, 5/1/33	A-	2,000,000	2,105,360
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	1,600,000	1,626,208
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31	Aa3	3,500,000	4,321,800
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	2,750,000	2,822,793
(St. Joseph College), 5 1/4s, 7/1/35	Baa1	2,000,000	2,068,140
(Manhattan Marymount), 5 1/4s, 7/1/29	Baa2	2,000,000	2,065,460
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s,
7/1/19	A1	4,300,000	5,059,896
(Highland Hosp. Rochester), 5.2s, 7/1/32	A2	1,000,000	1,029,400
(Mount Sinai School of Medicine), 5 1/8s, 7/1/39	A3	15,000,000	15,554,100
(Siena College), 5 1/8s, 7/1/39	A3	6,000,000	6,265,920
(School Dist. Fin. Program), Ser. C, AGO, 5 1/8s,
10/1/36	AAA	3,380,000	3,685,789
(St. Francis College), 5s, 10/1/40	A-	1,000,000	1,022,210
(Yeshiva U.), 5s, 9/1/38	AA	2,500,000	2,677,550
(Cornell U.), Ser. C, 5s, 7/1/37	Aa1	1,850,000	2,032,151
(Mental Hlth.), Ser. E, NATL, 5s, 2/15/35	Aa3	2,510,000	2,583,493
(L I Jewish), Ser. A, 5s, 11/1/34	Baa1	1,800,000	1,822,716
(Memorial Sloan-Kettering Ctr.), Ser. 1, 5s, 7/1/34	Aa2	13,500,000	13,827,780
(Rochester U.), Ser. A, 5s, 7/1/34	Aa3	6,000,000	6,249,600
(St. Francis College), 5s, 10/1/32	A-	2,360,000	2,427,685
(School Dist. Fin. Program), Ser. C, AGO, 5s, 10/1/31	AAA	2,000,000	2,205,360
(Yeshiva U.), AMBAC, 5s, 7/1/30	Aa3	3,000,000	3,036,270
(Mental Hlth. Svcs. Fac. Impt.), Ser. B, AMBAC, 5s,
2/15/30	AA-	9,665,000	10,188,166
(Montefiore Hosp.), FGIC, FHA Insd., NATL, 5s, 8/1/29	A	9,510,000	10,000,716
(NYU), Ser. A, FGIC, NATL, 5s, 7/1/29	Aa3	6,705,000	7,030,193
(Highland Hosp. Rochester), 5s, 7/1/26	A2	750,000	778,268
(Yeshiva U.), AMBAC, 5s, 7/1/26	Aa3	2,700,000	2,739,501
Ser. A, NATL, 5s, 10/1/25	A1	750,000	819,675
(Albany), Ser. A-1, AGM, FHA Insd., 5s, 8/15/25	AAA	1,500,000	1,613,265
(Columbia U.), Ser. B, 5s, 7/1/24	Aaa	2,000,000	2,114,140
(Columbia U.), Ser. B, 5s, 7/1/23	Aaa	2,000,000	2,117,860
(Columbia U.), Ser. B, 5s, 7/1/22	Aaa	3,000,000	3,184,080
(Cornell U.), Ser. A, 5s, 7/1/22	Aa1	6,395,000	7,388,144
(Columbia U.), Ser. B, 5s, 7/1/21	Aaa	2,000,000	2,129,440
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	Baa2	4,000,000	4,220,800
NY State Dorm. Auth. Non-State Supported Debt
(Memorial Sloan-Kettering Ctr.), Ser. A1, 5s, 7/1/36	Aa2	5,690,000	6,029,636
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds
(Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	11,000,000	11,090,200
(NYU Hosp. Ctr.), Ser. B, 5 1/4s, 7/1/24	Baa2	3,930,000	4,129,644
(NY U.), Ser. A, AMBAC, 5s, 7/1/32	Aa3	3,000,000	3,242,670
(U. of Rochester), Ser. A-1, 5s, 7/1/32	Aa3	8,000,000	8,420,080
(NYU), Ser. B, 5s, 7/1/29	Aa3	6,530,000	7,209,447
(U. of Rochester), Ser. A-1, 5s, 7/1/27	Aa3	1,900,000	2,030,378
(Columbia U.), Ser. C, 5s, 7/1/26	Aaa	6,980,000	7,941,984
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/26	Baa2	1,000,000	1,027,870
(North Shore Long Island Jewish Oblig. Group), Ser. A,
5s, 5/1/26	Baa1	4,000,000	4,139,360
(St. Johns U.), Ser. A, NATL, 5s, 7/1/24	A	2,385,000	2,608,069
(St. Johns U.), Ser. A, NATL, 5s, 7/1/23	A	3,935,000	4,328,146
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/22	Baa2	1,000,000	1,048,210
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	5,000,000	5,811,650
Ser. A, 5s, 3/15/28	AAA	10,000,000	11,239,400
Ser. A, 5s, 3/15/28	AAA	3,325,000	3,694,574
NY State Dorm. Auth. State Supported Debt Rev. Bonds
(2007-2 Mental), Ser. D, AGM, 5 1/4s, 8/15/30	AAA	520,000	521,019
(City U.), Ser. B, 5s, 7/1/26	AA-	5,000,000	5,466,450
(State U. Dorm Fac.), Ser. E, 5s, 7/1/23	Aa2	3,000,000	3,380,040
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A3	12,400,000	12,404,836
NY State Env. Fac. Corp. Rev. Bonds
(Clean Wtr. and Drinking), Ser. A, 5s, 6/15/34	Aa1	10,000,000	10,990,400
(State Clean Wtr. & Drinking Revolving Fund), Ser. A,
5s, 6/15/29	Aaa	2,500,000	2,804,100
(State Clean Wtr. & Drinking Revolving Fund), Ser. C,
5s, 10/15/26	Aaa	5,000,000	5,578,550
(United Wtr. New Rochelle), Ser. A, 4 7/8s, 9/1/40	A-	5,000,000	5,021,600
NY State Env. Fac. Corp. Poll. Control Rev. Bonds
(State Wtr. Revolving Fund)
Ser. A, 7 1/2s, 6/15/12	Aaa	20,000	20,110
Ser. B, 6.65s, 9/15/13	Aaa	1,800,000	1,805,508
NY State Env. Fac. Corp. State Clean Wtr. & Drinking
Rev. Bonds
Ser. C, 5s, 10/15/35	Aaa	5,000,000	5,364,000
(NYC Muni. Wtr. Fin.), 5s, 6/15/29	Aaa	13,590,000	14,594,981
NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.)
Ser. A, 5s, 11/1/42	Aa2	4,660,000	4,745,884
Ser. B, 4.85s, 11/1/41	Aa2	2,600,000	2,649,582
NY State Thruway Auth. Rev. Bonds
Ser. F, AMBAC, 5s, 1/1/30	A1	11,740,000	12,334,983
(Second Generation Hwy. & Bridge Trust Fund), Ser. B,
5s, 4/1/28	AA	3,000,000	3,318,630
Ser. H, FGIC, NATL, 5s, 1/1/28	A1	1,235,000	1,347,928
(Second Generation Hwy. & Bridge Trust Fund), Ser. B,
5s, 4/1/27	AA	4,000,000	4,454,640
(Second Generation Hwy. & Bridge Trust Fund), Ser. A,
5s, 4/1/25	AA	4,000,000	4,433,960
(Gen. Hwy. & Bridge Trust Fund), Ser. A, NATL, 5s,
4/1/22	Aa2	2,000,000	2,184,420
NY State Urban Dev. Corp. Rev. Bonds
Ser. D, 5 5/8s, 1/1/28	AA-	9,500,000	10,821,735
(Clarkson Ctr.), 5 1/2s, 1/1/20	Aa3	1,685,000	1,957,684
(Clarkson Ctr.), 5 1/2s, 1/1/15	Aa3	3,345,000	3,658,092

(Syracuse U. ), 5 1/2s, 1/1/15	Aa3	2,000,000	2,189,420
Ser. B-1, 5s, 3/15/36	AAA	11,000,000	12,012,880
Ser. A-1, FGIC, NATL, 5s, 3/15/29	AAA	6,565,000	6,961,263
Ser. A-1, 5s, 12/15/28	AAA	5,000,000	5,603,750
Ser. B, 5s, 1/1/27	AA-	7,000,000	7,648,060
Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St.
Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,000,000	991,370
Onondaga Civic Dev. Corp. Rev. Bonds (Le Moyne
College), 5 3/8s, 7/1/40	Baa2	3,900,000	4,027,491
Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill
Care Ctr. Newburgh), Ser. C
7s, 8/1/31	B/P	3,200,000	2,812,864
7s, 8/1/21	B/P	2,300,000	2,171,062
Port Auth. NY & NJ Rev. Bonds
Ser. 124, 5s, 8/1/31	Aa2	1,000,000	1,000,740
FGIC, NATL, 4 3/4s, 10/15/28	Aa2	7,000,000	7,335,440
Port Auth. NY & NJ Special Oblig. Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s,
10/1/19	BB+/P	3,100,000	3,079,075
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s,
10/1/11	BB+/P	200,000	200,796
Rensselaer, City School Dist. COP, SGI
5s, 6/1/21	A-/P	2,010,000	2,103,726
5s, 6/1/20	A-/P	1,150,000	1,209,639
5s, 6/1/19	A-/P	1,345,000	1,424,664
5s, 6/1/18	A-/P	1,180,000	1,259,296
Riverhead, Indl. Dev. Agcy. Civic Fac. VRDN (Central
Suffolk Hosp.), Ser. C, 0.29s, 7/1/17	VMIG1	1,615,000	1,615,000
Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A,
NATL
5s, 10/15/26	AAA	7,000,000	7,603,190
5s, 10/15/25	AAA	16,425,000	17,913,762
Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Saratoga Hosp.), Ser. B, 5 1/8s, 12/1/27	BBB+	1,000,000	1,003,820
Seneca Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(NY Chiropractic College), 5s, 10/1/27	BBB	1,995,000	2,036,636
Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp.
Mandatory Put Bonds (10/1/13) (Seneca Meadows, Inc.),
6 5/8s, 10/1/35	BB-	2,000,000	2,029,820
St. Lawrence Cnty., Indl. Dev. Civic Fac. Rev. Bonds
(Clarkson U.)
5s, 7/1/25	A3	1,985,000	2,125,737
5s, 7/1/24	A3	1,890,000	2,047,626
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds
(Nissequogue Cogen. Partners Fac.), 5 1/2s, 1/1/23	BB+/P	2,000,000	1,824,040
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	460,000	463,864
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	2,050,000	2,057,647
(Huntington Hosp.), Ser. B, 5 7/8s, 11/1/32	Baa1	2,700,000	2,755,917
(Inst. of Tech.), 5s, 3/1/26	BBB+	1,900,000	2,023,272
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds
(Peconic Landing), Ser. A, 8s, 10/1/30	BB-/P	4,200,000	4,288,284
(Jefferson's Ferry), 5s, 11/1/15	BBB-	975,000	999,882
(Jefferson's Ferry), 4 5/8s, 11/1/16	BBB-	1,000,000	997,030
Suffolk, Tobacco Asset Securitization Corp. Rev.
Bonds, Ser. B, 5 3/8s, 6/1/28	BBB/F	8,625,000	8,166,495
Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. -
Jewish Home), Ser. A
7 3/8s, 3/1/31	B+/P	2,800,000	2,701,356
7 3/8s, 3/1/21	B+/P	800,000	802,416
Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse
U. )
Ser. A-2, 0 1/4s, 12/1/37	VMIG1	7,150,000	7,150,000
Ser. A-1, 0 1/4s, 7/1/37	VMIG1	4,885,000	4,885,000
Tobacco Settlement Rev. Bonds
(Asset Backed Bonds), Ser. 1, 5 3/4s, 7/15/32
(Prerefunded 7/15/12)	Aaa	4,250,000	4,683,330
Ser. 1, 5s, 6/1/34	BBB	3,500,000	3,043,740
Tobacco Settlement Asset Securitization Corp., Inc.
of NY Rev. Bonds, Ser. 1, 5s, 6/1/26	BBB	500,000	470,835
Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-1,
5 1/2s, 6/1/18	Aa3	1,000,000	1,080,880
Triborough, Bridge & Tunnel Auth. Rev. Bonds
Ser. C, 5s, 11/15/29	Aa2	5,000,000	5,556,700
AMBAC, 5s, 11/15/28	Aa3	13,000,000	13,815,750
Ser. A, 5s, 11/15/23	Aa2	1,000,000	1,129,850
Troy, Cap. Res. Corp. Rev. Bonds (Rensselaer
Polytechnic), Ser. A, 5 1/8s, 9/1/40	A	7,500,000	7,757,925
Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev.
Bonds (Guiding Eyes for the Blind), 5 3/8s, 8/1/24	BBB+	965,000	984,763
Westchester, Tobacco Asset Securitization Corp. Rev.
Bonds
5 1/8s, 6/1/38	BBB	5,060,000	4,325,642
5s, 6/1/26	BBB	2,000,000	1,883,340
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B-	2,000,000	2,004,520
(Sarah Lawrence College), Ser. A, 6s, 6/1/41	BBB+	2,500,000	2,682,425
			1,057,973,482

Puerto Rico (9.4%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 1/2s, 5/15/39	BBB	3,750,000	3,313,200
Cmnwlth. of PR, G.O. Bonds
Ser. A, 5 1/4s, 7/1/34	A3	1,000,000	1,027,620
(Pub. Impt.), NATL, 5 1/4s, 7/1/18	A	4,750,000	5,249,558
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A

6s, 7/1/44	Baa1	13,500,000	14,536,530
6s, 7/1/38	Baa1	3,750,000	4,065,938
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. XX, 5 1/4s, 7/1/40	A3	3,000,000	3,138,090
Ser. RR, FGIC, NATL, 5s, 7/1/24	A	6,500,000	6,881,940
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. AA, NATL, 5 1/2s, 7/1/20	A2	1,000,000	1,114,820
Ser. AA, NATL, 5 1/2s, 7/1/19	A2	3,000,000	3,372,090
Ser. AA-2, 5.3s, 7/1/35	A2	1,750,000	1,812,248
Ser. AA, 5s, 7/1/35	BBB+	2,105,000	2,121,966
Ser. K, 5s, 7/1/21	A3	2,000,000	2,078,900
Ser. K, 5s, 7/1/17	A3	3,000,000	3,203,640
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	6,250,000	6,307,438
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax
Bonds, Ser. C, AMBAC, 5 1/2s, 7/1/25	A3	2,225,000	2,435,863
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax
Rev. Bonds, Ser. C, AMBAC, 5 1/2s, 7/1/23	A3	3,000,000	3,330,000
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
(Govt. Fac.), Ser. M, Cmnwlth. of PR Gtd., 6 1/4s,
7/1/23	A3	3,425,000	4,051,946
(Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6 1/8s,
7/1/23	A3	6,500,000	7,378,605
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	A3	4,000,000	4,188,000
(Govt. Fac.), Ser. N, Cmnwlth. of PR Gtd., 5 1/2s,
7/1/20	A3	2,250,000	2,453,985
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	8,000,000	8,866,400
Ser. C, 5 1/4s, 8/1/41	A1	4,500,000	4,726,890
Ser. A, AMBAC, zero %, 8/1/47	Aa3	20,000,000	2,256,000
Ser. A, NATL, zero %, 8/1/43	Aa3	8,150,000	1,190,960
Ser. A, zero %, 8/1/31	A+	8,500,000	2,509,540
Ser. A, zero %, 8/1/30	A+	8,500,000	2,722,805
U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24 (Puerto Rico)	Baa1	8,000,000	8,228,480
			112,563,452

Virgin Islands (0.7%)
VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	3,000,000	3,237,060
Ser. A-1, 5s, 10/1/39	Baa2	3,325,000	3,334,510
Ser. A, 5s, 10/1/25	Baa2	2,000,000	2,103,414
			8,674,984

TOTAL INVESTMENTS

Total investments (cost $1,107,882,372)(b)			$1,185,205,888

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2009 through August 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $1,195,714,511.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,108,982,680, resulting in gross unrealized appreciation and depreciation of $82,704,733 and $6,481,525, respectively, or net unrealized appreciation of $76,223,208.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

The rates shown on FRN, Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represents the next mandatory put dates.

The dates shown parenthetically on prerefunded bonds represents the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Education	17.0%
Utilities	13.5
State Government	13.2
Healthcare	12.4

The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):

NATL	11.2%

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$1,185,205,888	$--

Totals by level	$--	$1,185,205,888	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: October 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 29, 2010